PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

12)  PROPERTY, PLANT AND EQUIPMENT

a)Accounting policy

It is measured at acquisition and/or construction cost, net of accumulated depreciation and/or accumulated impairment losses, if any. Such cost includes the borrowing costs for long-term construction projects if the recognition criteria are met and is stated net of ICMS (State VAT) credits, which were recorded as recoverable taxes.

Asset costs are capitalized until the asset becomes operational. Costs incurred after the asset becomes operational and that do not improve the functionality or extend the useful life of the asset are immediately recognized on an accrual basis. When significant parts of fixed assets are required to be replaced at intervals, the Company recognizes such parts as individual assets with specific useful lives and depreciation. Likewise, expenses that represent asset improvement (expanded installed capacity or useful life) are capitalized. All the other repair and maintenance costs are recognized in the statement of income as incurred.

The present value of the expected cost for the decommissioning of property, plant and equipment items (towers and equipment on leased property) is capitalized at the cost of the respective asset matched against the provision for dismantling obligations (Note 19) and depreciated over the useful lives of the related assets, which do not exceed the lease term.

Depreciation is calculated by the straight-line method over the useful lives of assets at rates that take into account the estimated useful lives of assets based on technical analyses. The assets’ residual values, useful lives and methods of depreciation are reviewed on a yearly basis, adjusted prospectively, if appropriate. Useful lives in terms of depreciation rates are reviewed annually by the Company.

Property, plant and equipment items are written off when sold or when no future economic benefit is expected from their use or sale. Any gains or losses arising from write-off of assets (measured as the difference between the net disposal proceeds and the carrying amount of the asset) are recognized in the statement of income in the year in which the asset is written off.

b) Critical estimates and judgments

The accounting treatment of investment in fixed assets includes estimating the useful life period for depreciation purposes, particularly for assets acquired in business combinations.

Useful life determination requires estimates regarding the expected technological developments and alternative uses of assets. The hypotheses related to the technological aspect and its future development imply a significant level of analysis, considering the difficulties in forecasting the time and nature of future technological changes.

An impairment loss exists when the carrying amount of an asset or cash-generating unit (“CGU”) exceeds its recoverable amount, which is the higher of fair value less costs to sell and value in use. The calculation of fair value less costs to sell is based on available information from sales transactions of similar assets or market prices less additional costs to dispose of the asset. The calculation of the value in use is based on the discounted cash flow model. The recoverable amount is sensitive to the discount rate used in the discounted cash flow method, as well as the expected future cash receipts and the growth rate used for extrapolation purposes.

The Company periodically reviews the performance of the defined CGU in order to identify a possible devaluation. The determination of the recoverable value of the CGU also includes the use of assumptions and estimates and requires a significant degree of judgment and criterion.

c)  Breakdown and changes

We present a brief description of the main items that make up fixed assets and their movements.

•

Switching and transmission media equipment: Includes switching and control centers, gateway, platforms, base radio station, microcells, minicells, repeaters, antennas, radios, access networks, concentrators, cables, TV equipment and other switching and transmission media equipment.

•	Terminal/modem equipment: Includes cellphones and modems (rent and free lease), CPCT, public telephones and other terminal equipment.
•	Infrastructure: This includes buildings, elevators, central air conditioning equipment, towers, posts, containers, energy equipment, land piping, support and protectors, leasehold improvements, etc.
•

Other fixed asset items: These include vehicles, repair and construction tools and instruments, telesupervision equipment, IT equipment, testing and measurement equipment, fixtures and other goods for general use.

							Assets and
	Switching and	Terminal					facilities
	transmission	equipment /				Estimated	under
	equipment	modems	Infrastructure	Land	Other P&E	losses (1)	construction	Total
Balances and changes:
Balance on 12.31.17	22,809,109	2,724,332	3,885,297	314,353	830,452	(228,052)	2,886,825	33,222,316
Additions	10,670	129,640	101,798	550	204,041	(8,975)	6,527,074	6,964,798
Write-offs, net	(45,719)	(1,721)	(8,461)	(71)	(2,926)	80,135	(61,430)	(40,193)
Net transfers	5,380,744	1,098,380	449,369	—	124,772	—	(7,239,573)	(186,308)
Depreciation (Note 25)	(3,486,592)	(1,379,547)	(658,915)	—	(320,232)	—	—	(5,845,286)
Balance on 12.31.18	24,668,212	2,571,084	3,769,088	314,832	836,107	(156,892)	2,112,896	34,115,327
Initial adoption IFRS 16 effects	91,836	—	8,526,236	—	—	—	—	8,618,072
Additions	114,517	142,975	1,790,185	—	258,854	(20,465)	6,576,296	8,862,362
Write-offs, net (2)	(17,069)	(268)	(139,857)	(5,735)	(2,182)	3,540	(21,750)	(183,321)
Net transfers	4,265,573	1,299,368	504,010	—	88,100	—	(6,242,551)	(85,500)
Transfers of goods destined for sale (3)	(1,183)	—	(248,175)	(30,585)	(67,143)	—	(340)	(347,426)
Subletting (4)	—	—	(10,310)	—	—	—	—	(10,310)
Depreciation (Note 25)	(3,936,572)	(1,426,890)	(2,471,456)	—	(297,234)	—	—	(8,132,152)
Business combinations (Note 1 c. 1)	—	9	343	—	10,551	(691)	—	10,212
Balance on 12.31.19	25,185,314	2,586,278	11,720,064	278,512	827,053	(174,508)	2,424,551	42,847,264

Balance on 12.31.18
Cost	79,002,102	18,033,246	16,154,562	314,832	4,996,170	(156,892)	2,112,896	120,456,916
Accumulated depreciation	(54,333,890)	(15,462,162)	(12,385,474)	—	(4,160,063)	—	—	(86,341,589)
Total	24,668,212	2,571,084	3,769,088	314,832	836,107	(156,892)	2,112,896	34,115,327

Balance on 12.31.19
Cost	83,028,079	19,329,470	26,269,769	278,512	5,218,153	(174,508)	2,424,551	136,374,026
Accumulated depreciation	(57,842,765)	(16,743,192)	(14,549,705)	—	(4,391,100)	—	—	(93,526,762)
Total	25,185,314	2,586,278	11,720,064	278,512	827,053	(174,508)	2,424,551	42,847,264

(1)   The Company and its subsidiaries recognized estimated losses for potential obsolescence of materials used for property and equipment maintenance, based on levels of historical use and expected future use.

(2)   Includes the amount of R$12,065 in the Infrastructure, related to cancellation of lease agreements (Note 20).

(3)   Refers to assets sold from the Tamboré and Curitiba (CIC) data centers, sold for the amounts of R$419,690 to a company controlled by Asterion Industrial Partners SGEIC, SA, pursuant to an agreement entered into by the Company on May 8, 2019 and concluded. with the settlement on July 24, 2019, generating a gain in operating income of R$64,275.

It also includes the residual balance of property, plant and equipment intended for sale, resulting from the contract entered into by the Company on November 28, 2019, for the sale of 1,909 structures (rooftops and towers) owned by the Company to Telxius Torres Brasil Ltda (note 10).

(4)   Refers to the lease of areas in the Curitiba data center.

d)  Depreciation rates

In the years ended December 31, 2019 and 2018, the Company performed valuations of useful lives applied to its property, plant and equipment using the direct comparative method of market data. The results of these evaluations indicated the need for changes in useful lives.

For the year ended December 31, 2019 and 2018, this change in accounting estimate, which was applied, increased depreciation expense by R$283,552 and R$267,657 in 2019 and 2018, respectively.

The depreciation rates below were reviewed as of January 1, 2019, upon adoption of IFRS 16, generating an increase of R$1,882,950 in depreciation costs and expenses in the year ended December 31, 2019. The following is a comparative table of these rates.

Description	12.31.19	12.31.18
Switching and transmission equipment and media	2.50% to 92.31%	2.50% to 25.00%
Terminal equipment / modems	6.67% to 66.67%	6.67% to 66.67%
Infrastructure	2.50% to 92.31%	2.50% to 66.67%
Other P&E assets	10.00% to 25.00%	10.00% to 25.00%

e)  Additional information on leases

Changes in leases, after the adoption of IFRS 16, already included in the asset movement tables (Note 12.c), are as follows.

	Switching and
	transmission
	equipment	Infrastructure	Other	Total

Annual depreciation rate (%)	5.00 to 92.31	3.13 to 92.31	20.00

Balances and changes:
Balance on 12.31.18 (1)	186,554	189,455	10,950	386,959
Initial Adoption on 01.01.19	91,836	8,526,236	—	8,618,072
Additions	107,108	1,696,833	—	1,803,941
Subletting (Note 12.c)	—	(10,310)		(10,310)
Depreciation and write-offs, net (IAS 17)	—	(50,819)	(7,730)	(58,549)
Depreciation (IFRS 16)	(39,192)	(1,843,758)	—	(1,882,950)
Cancellation of contracts	—	(105,952)	—	(105,952)
Balance on 12.31.19	346,306	8,401,685	3,220	8,751,211

(1)   Includes lease under IAS 17 and provision for dismantling for the leases.

f)  Property and equipment items pledged in guarantee

On December 31, 2019, the Company had property and equipment pledged in guarantee for lawsuits, of R$81,416  (R$94,641 on December 31, 2018).

g)  Reversible assets

The STFC service concession arrangement establishes that all assets owned by the Company and that are indispensable to the provision of the services described in the arrangement are considered “reversible” (returnable to the concession authority). On December 31, 2019, estimated residual value of reversible assets was R$8,259,852  (R$8,621,863 on December 31, 2018), which comprised switching and transmission equipment and public use terminals, external network equipment, energy, system and operational support equipment.